Revenues (Schedule of revenues by product line) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers by product line	$ 19,013,503	$ 31,068,350
High purity metallurgical grade silicon & solar grade silicon from quartz (PUREVAP)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers by product line	6,272,697	6,138,111
Aluminium and zinc dross recovery (DROSRITE)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers by product line	1,912,807	7,940,771
Development and support related to systems supplied to the U.S. Navy
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers by product line	1,288,356	7,522,809
Torch related sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers by product line	5,558,210	2,084,511
Biogas upgrading and pollution controls
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers by product line	3,347,443	6,800,090
Other sales and services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers by product line	$ 633,990	$ 582,058